Shareholder Report, Average Annual Return (Details)		12 Months Ended	24 Months Ended
	Sep. 12, 2022	Aug. 31, 2024	Aug. 31, 2024
C000236830
Average Annual Return [Line Items]
Line Graph and Table Measure Name	THOR Low Volatility ETF
Without Sales Load [Member] | C000236830
Average Annual Return [Line Items]
Average Annual Return, Percent		15.18%	8.55%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		27.14%	19.41%
THOR Low Volatility ETF - Market Price
Average Annual Return [Line Items]
Average Annual Return, Percent		15.00%	8.53%